Long-Term Convertible Debt, net of debt discount (Tables) - Scienture Inc [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Long Term Convertible Debt Net of Discount

Long-term convertible debt, net of debt discount, consisted of the following:

	June 30,	December 31,
	2024	2023
Principal	$2,000,000	$2,000,000
Less: Unamortized debt discount	265,339	374,883
Long-term convertible notes, net of debt discount	$1,734,661	$1,625,117

Long-term convertible debt, net of debt discount, consisted of the following:

	December 31,
	2023	2022
Principal	$2,000,000	$-
Less: Unamortized debt discount	374,883	-
Long-term convertible debt, net of debt discount	$1,625,117	$-

Schedule of Maturities Notes	Maturities of the outstanding notes are as follows:
Years Ending December 31
2024	$-
2025	2,000,000
$2,000,000
Maturities of the outstanding debt are as follows:
Years Ending December 31
2024	$-
2025	2,000,000
$2,000,000